Dividends	12 Months Ended
Dec. 31, 2021
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Dividends
16. Dividends

			2021			2020				2019
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m		Paid	Dividend per share (pence)	Total dividend £m

First interim	8 July 2021	19	951	9 July 2020	19	946		11 July 2019	19	940

Second interim	7 October 2021	19	951	8 October 2020	19	946		10 October 2019	19	941

Third interim	13 January 2022	19	952	14 January 2021	19	946		9 January 2020	19	941

Fourth interim	7 April 2022	23	1,152	8 April 2021	23	1,151	*	9 April 2020	23	1,144

Total		80	4,006		80	3,989			80	3,966

*	The estimate for the fourth interim dividend for 2020 disclosed in the 2020 annual report and accounts was £1,146 million, £5 million less than the dividend that was ultimately paid.
Under IFRS, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The 2021 financial statements recognise those dividends paid in 2021, namely the third and fourth interim dividends for 2020, and the first and second interim dividends for 2021.
The amounts recognised in each year were as follows:

	2021 £m	2020 £m	2019 £m

Dividends to shareholders	3,999	3,977	3,953